Share Capital - Summary of Outstanding Warrants (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) year shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of classes of share capital [line items]
Share capital issued, beginning (shares)	121,258,222
Share capital issued ending (shares)	141,805,722	121,258,222
Weighted average remaining contractual life of outstanding share options | year	7.09
Warrants
Disclosure of classes of share capital [line items]
Exercise Price | $	$ 0.95
Share capital issued, beginning (shares)	0	0	0
Issued (shares)	16,445,000
Share capital issued ending (shares)	16,445,000	0	0
Weighted average remaining contractual life of outstanding share options	4.42